Income Taxes (Operating Loss Carryforwards, Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 18,511,161	$ 17,382,052
Net tax benefit, impact of Tax Act			$ (100,000)
Valuation allowance for deferred tax assets:
Operating Loss Carryforwards [Line Items]
Charged to costs and expenses	1,129,109	1,749,817	$ (665,039)
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 57,181,428
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 60,198,158